BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 47.2%
Australia - 1.9%
Australia Government Bond	5.750%	7/15/22	1,465,000	AUD	$1,193,551	(a)

Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,430,000	BRL	1,013,287

Colombia - 2.0%
Colombian TES, Bonds	6.000%	4/28/28	4,800,000,000	COP	1,282,730

Indonesia - 3.0%
Indonesia Treasury Bond	8.375%	3/15/34	16,000,000,000	IDR	1,208,752
Indonesia Treasury Bond	7.500%	6/15/35	10,000,000,000	IDR	703,635

Total Indonesia					1,912,387

Malaysia - 4.9%
Malaysia Government Bond	4.048%	9/30/21	2,780,000	MYR	677,965
Malaysia Government Bond	3.882%	3/10/22	3,245,000	MYR	797,261
Malaysia Government Bond	3.480%	3/15/23	2,530,000	MYR	625,891
Malaysia Government Bond	3.955%	9/15/25	1,555,000	MYR	395,202
Malaysia Government Bond	3.899%	11/16/27	2,400,000	MYR	610,180

Total Malaysia					3,106,499

Mexico - 9.3%
Mexican Bonos, Bonds	8.000%	11/7/47	13,100,000	MXN	658,099
Mexican Bonos, Senior Notes	8.500%	5/31/29	29,700,000	MXN	1,632,534
Mexican Bonos, Senior Notes	8.500%	11/18/38	31,300,000	MXN	1,684,837
Mexican Bonos, Senior Notes	7.750%	11/13/42	39,200,000	MXN	1,938,884

Total Mexico					5,914,354

Poland - 7.4%
Republic of Poland Government Bond	2.000%	4/25/21	6,190,000	PLN	1,567,980
Republic of Poland Government Bond	2.250%	4/25/22	12,100,000	PLN	3,136,992

Total Poland					4,704,972

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	305,000		341,600	(b)

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	26,000,000	RUB	360,719

South Africa - 5.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	29,900,000	ZAR	1,262,748
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	44,700,000	ZAR	2,376,883

Total South Africa					3,639,631

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Supranational - 4.9%
European Bank for Reconstruction & Development, Senior Notes	5.150%	2/16/24	232,000,000	INR	$3,159,082

United Kingdom - 5.4%
United Kingdom Gilt, Bonds	1.750%	9/7/22	2,440,000	GBP	3,446,828

TOTAL SOVEREIGN BONDS (Cost - $32,222,676)					30,075,640

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 37.9%
U.S. Government Obligations - 37.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.134%	4/30/22	5,165,000		5,171,092	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	7/31/22	10,705,000		10,710,831	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	10/31/22	7,275,000		7,280,024	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.069%	1/31/23	935,000		935,509	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $24,083,098)					24,097,456

CORPORATE BONDS & NOTES - 7.8%
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	270,000		230,110
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	1,050,000		973,350
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	250,000		226,652	(b)

TOTAL ENERGY					1,430,112

FINANCIALS - 4.4%
Banks - 4.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Senior Notes	5.375%	4/17/25	290,000		326,143	(b)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.560%	9/15/23	1,300,000		1,307,542	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	1,085,000		1,175,314	(c)

TOTAL FINANCIALS					2,808,999

MATERIALS - 1.1%
Metals & Mining - 1.1%
Southern Copper Corp., Senior Notes	7.500%	7/27/35	510,000		724,723

TOTAL CORPORATE BONDS & NOTES (Cost - $4,927,022)					4,963,834

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 0.8%
TDA CAM 7 FTA, 7 A3 (3 mo. EURIBOR + 0.160%, 0.000% floor) (Cost - $483,803)	0.000%	2/26/49	459,700	EUR	$537,657	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,716,599)					59,674,587

			SHARES
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,318,614)	0.026%		1,318,614		$1,318,614

TOTAL INVESTMENTS - 95.8% (Cost - $63,035,213)					60,993,201
Other Assets in Excess of Liabilities - 4.2%					2,680,217

TOTAL NET ASSETS - 100.0%					$63,673,418

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,300,000	USD	1,583,530	Citibank N.A.	4/12/21	$(58,641)
EUR	3,610,000	USD	4,431,311	Citibank N.A.	4/12/21	(196,811)
PLN	12,490,000	USD	3,406,240	Citibank N.A.	4/12/21	(245,575)
USD	3,355,723	PLN	12,490,000	HSBC Securities Inc.	4/12/21	195,058
USD	1,974,701	EUR	1,640,000	Morgan Stanley & Co. Inc.	4/12/21	50,995
USD	2,119,191	EUR	1,760,000	Morgan Stanley & Co. Inc.	4/12/21	54,726
EUR	2,710,000	USD	3,220,225	UBS Securities LLC	4/12/21	(41,418)
BRL	19,190,000	USD	3,490,360	HSBC Securities Inc.	4/14/21	(83,920)
USD	163,663	BRL	890,000	HSBC Securities Inc.	4/14/21	5,678
KRW	1,950,000,000	USD	1,776,442	Citibank N.A.	4/15/21	(53,632)
USD	1,768,547	KRW	1,950,000,000	Citibank N.A.	4/15/21	45,737
CLP	610,000,000	USD	841,704	HSBC Securities Inc.	4/16/21	5,118
CZK	27,200,000	USD	1,266,117	JPMorgan Chase & Co.	4/20/21	(43,960)
COP	6,455,000,000	USD	1,837,539	JPMorgan Chase & Co.	4/22/21	(75,226)
USD	247,276	COP	885,000,000	JPMorgan Chase & Co.	4/22/21	5,657
PLN	6,790,000	USD	1,821,976	Citibank N.A.	4/27/21	(103,613)
PLN	10,390,000	USD	2,788,289	Citibank N.A.	4/27/21	(158,863)
USD	601,924	PLN	2,240,000	HSBC Securities Inc.	4/27/21	35,041
HUF	350,000,000	USD	1,189,424	HSBC Securities Inc.	4/28/21	(56,497)
KRW	240,000,000	USD	217,756	Citibank N.A.	4/29/21	(5,732)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	217,655	KRW	240,000,000	Citibank N.A.	4/29/21	$5,631
CLP	750,000,000	USD	1,046,667	HSBC Securities Inc.	4/30/21	(5,413)
CLP	1,440,000,000	USD	1,984,455	HSBC Securities Inc.	4/30/21	14,754
HUF	360,000,000	USD	1,209,373	HSBC Securities Inc.	5/10/21	(44,282)
INR	89,000,000	USD	1,205,472	HSBC Securities Inc.	5/10/21	5,282
INR	143,000,000	USD	1,933,844	HSBC Securities Inc.	5/10/21	11,524
USD	2,967,759	INR	220,000,000	HSBC Securities Inc.	5/10/21	(25,114)
USD	3,140,653	INR	232,000,000	HSBC Securities Inc.	5/10/21	(15,469)
RUB	74,000,000	USD	968,143	Citibank N.A.	5/12/21	5,313
ZAR	2,000,000	USD	129,674	Citibank N.A.	5/12/21	5,055
ZAR	3,000,000	USD	196,437	Goldman Sachs Group Inc.	5/12/21	5,657
USD	3,794,800	ZAR	56,700,000	HSBC Securities Inc.	5/12/21	(24,778)
MXN	3,100,000	USD	152,734	Barclays Bank PLC	5/13/21	(1,783)
USD	175,319	MXN	3,600,000	Citibank N.A.	5/13/21	21
MXN	27,000,000	USD	1,332,047	Goldman Sachs Group Inc.	5/13/21	(17,309)
CAD	1,700,000	USD	1,340,712	JPMorgan Chase & Co.	5/14/21	12,124
GBP	2,500,000	USD	3,451,675	HSBC Securities Inc.	5/19/21	(4,656)
USD	2,611,834	GBP	1,890,000	JPMorgan Chase & Co.	5/19/21	5,889
CZK	27,300,000	USD	1,284,102	JPMorgan Chase & Co.	5/20/21	(57,400)
RUB	109,000,000	USD	1,457,999	Citibank N.A.	5/21/21	(25,652)
USD	1,062,734	AUD	1,350,000	JPMorgan Chase & Co.	5/25/21	37,078
CLP	990,000,000	USD	1,387,429	HSBC Securities Inc.	5/28/21	(12,766)
GBP	3,020,000	USD	4,226,022	Citibank N.A.	6/8/21	(61,774)
USD	3,224,637	GBP	2,340,000	Goldman Sachs Group Inc.	6/8/21	(1,966)
NOK	28,700,000	USD	3,389,090	Citibank N.A.	6/9/21	(33,723)
KRW	1,430,000,000	USD	1,257,364	HSBC Securities Inc.	6/11/21	6,095
KRW	1,990,000,000	USD	1,764,263	HSBC Securities Inc.	6/11/21	(6,022)

Total						$(949,562)

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

7

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$30,075,640	—	$30,075,640
U.S. Government & Agency Obligations	—	24,097,456	—	24,097,456
Corporate Bonds & Notes	—	4,963,834	—	4,963,834
Collateralized Mortgage Obligations	—	537,657	—	537,657

Total Long-Term Investments	—	59,674,587	—	59,674,587

Short-Term Investments†	$1,318,614	—	—	1,318,614

Total Investments	$1,318,614	$59,674,587	—	$60,993,201

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$512,433	—	$512,433

Total	$1,318,614	$60,187,020	—	$61,505,634

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,461,995	—	$1,461,995

†	See Schedule of Investments for additional detailed categorizations.

9